Operating lease (Tables)	12 Months Ended
Dec. 31, 2021
Operating lease
Schedule of right of use asset and lease liability

	As at December 31
	2021	2020
Operating lease, right-of-use asset	1,231,877	1,662,510
Total operating lease, right-of-use asset	1,231,877	1,662,510
Current portion of operating lease obligations	273,141	463,559
Non-current portion of operating lease obligations	722,085	1,034,218
Total operating lease obligations	995,226	1,497,777

	For the years ended December 31
	2021	2020	2019
Foreign exchange gain / (loss) on operating leases	71,917	(108,978)	73,207
Total foreign exchange gain / (loss) on operating leases	71,917	(108,978)	73,207

Schedule of maturity of operating lease liabilities

As at December 31, 2021, the Company had the following maturity of operating lease obligations:

As at
December 31
2021
2022	278,426
2023	248,031
2024	252,249
2025	256,547
2026	43,465
Total lease payments	1,078,718
Less imputed interest	(83,492)
Present value of lease liabilities	995,226